Deferred Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax expense (income) [abstract]
Net loss for the year	$ (1,708)	$ (1,043)	$ (1,125)
Canadian statutory tax rate	27.00%	27.00%
Income tax benefit computed at statutory rates	$ (461)	$ (282)
Differences between Canadian and foreign tax rates	0	(6)
Temporary differences	539	254
Items not taxable/deductible for income tax purposes	46	31
Tax losses and tax offsets recognized/unrecognized in tax asset	96	4
Under (over) provided in prior years	(220)	(4)
Income tax recovery	$ 0	$ (3)